Property, plant and equipment, net	12 Months Ended
Jan. 03, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment, net
10.	Property, plant and equipment, net

	2020		2019

Acquisition cost	Ps.	905,840	305,874
Accumulated depreciation		(114,713)	(98,524)

	Ps.	791,127	207,350

Acquisition cost:	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Land	Ps.	-	47,124	-	47,124
Molds		37,515	3,754	-	41,269
Vehicles		1,602	-	-	1,602
Computers and equipment		59,640	7,183	-	66,823
Leasehold improvements		24,492	5,390	-	29,882
Construction in progress		-	119,174	-	119,174

	Ps.	123,249	182,625	-	305,874

Accumulated depreciation:	As of January 1, 2019		Depreciation expense	Eliminated on disposals	As of December 31, 2019

Molds	Ps.	(22,963)	(2,685)	-	(25,648)
Vehicles		(1,446)	(59)	-	(1,505)
Computers and equipment		(36,500)	(11,503)	-	(48,003)
Leasehold improvements		(19,368)	(4,000)	-	(23,368)

	Ps.	(80,277)	(18,247)	-	(98,524)

Acquisition cost:	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Land	Ps.	47,124	2,132	-	49,256
Molds		41,269	85,049	(22)	126,296
Vehicles		1,602	28,740	(17,235)	13,107
Computers and equipment		66,823	3,273	(2,056)	68,040
Leasehold improvements		29,882	4,426	-	34,308
Buildings		-	326,644	-	326,644
Construction in progress		119,174	169,015	-	288,189

	Ps.	305,874	619,279	(19,313)	905,840

Accumulated depreciation:	As of December 31, 2019		Depreciation expense	Eliminated on disposals	As of January 3, 2021

Molds	Ps.	(25,648)	(3,636)	-	(29,284)
Vehicles		(1,505)	(633)	-	(2,138)
Computers and equipment		(48,003)	(9,837)	1,043	(56,797)
Leasehold improvements		(23,368)	(1,856)	-	(25,224)
Buildings		-	(1,270)	-	(1,270)

	Ps.	(98,524)	(17,232)	1,043	(114,713)

Depreciation expense is included in administrative expenses line in the consolidated and combined statement of profit or loss and other comprehensive income. No impairment losses have been determined.

During August 2019, the Group began to build a distribution center, which is going to be completed in the first quarter of 2021. As of January 3, 2021 and December 31, 2019, the total payments related to this construction were Ps. 508,958 and Ps. 165,000, with a total investment of Ps. 673,958.

For the periods of 2020 and 2019, the Group capitalized borrowing costs in the amount of Ps. 33,460 and Ps. 9,284, respectively, directly related to the distribution center that was under construction.